Segment Reporting	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Reporting

Note 5 - Segment Reporting

The Company’s two reportable segments are Trucking and CNG Fueling Stations.

Trucking. Trucking is comprised of domestic freight trucking and surface transportation services to the USPS. The USPS grants four-year contracts through a bid process. The Company has 16 contracts in 12 states.

CNG Fueling Stations. The Company operates six CNG fueling stations located in California, Texas, Arizona and Wisconsin. Revenue is derived from agreements with high-volume fleet operators. In most instances each station has a principal customer.

In determining its reportable segments, the Company’s management focuses on financial information, such as operating revenue, operating expense categories, operating ratios and operating income, as well as on key operating statistics, to make operating decisions.

The following table below summarizes operating revenue, operating loss, and depreciation and amortization by segment.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017

Operating revenue
Trucking operating revenue	$8,235,295	$-	$10,212,227	$-

CNG operating revenue	414,609	622,073	1,111,629	1,692,787

Total operating revenue	$8,649,904	$622,073	$11,323,856	$1,692,787

Operating income (loss)
Trucking	$(775,657)	$-	$(1,073,125)	$-

CNG	(251,510)	(878,914)	(464,475)	$(1,674,897)

Total operating loss	$(1,027,167)	$(878,914)	$(1,537,600)	$(1,674,897)

Depreciation and amortization
Trucking	$14,037	$-	$18,716	$-

CNG	85,971	148,353	490,894	499,639

Total depreciation and amortization	$100,008	$148,353	$509,610	$499,639